Federal Home Loan Bank Borrowings	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Federal Home Loan Bank Borrowings

NOTE 8 - FEDERAL HOME LOAN BANK BORROWINGS

The subsidiary Bank is a member of the Federal Home Loan Bank of Pittsburgh (“FHLB”). The FHLB borrowings are secured by a blanket lien by the FHLB on certain residential real estate loans or securities with a market value at least equal to the outstanding balances. The remaining maximum borrowing capacity with the FHLB at December 31, 2013 was approximately $36.3 million subject to the purchase of additional FHLB stock. The subsidiary bank had FHLB borrowings of $3,515,580 and $3,606,411 at December 31, 2013 and 2012, respectively. At December 31, 2013 the subsidiary bank had three fixed rate amortizing advances which totaled $3,515,580 with interest rates ranging from 4.65% to 4.89% of which $1,984,106 will mature through 2018 and $1,531,474 will mature through 2023. The collateral securing these borrowings totaled $3,515,580 at December 31, 2013.

The bank also has a line of credit agreement with the Federal Home Loan Bank. The maximum credit available is $19.4 million under the agreement which matures on May 1, 2014 (issued in April 2013). At December 31, 2012 there was a $7 million line of credit agreement which was closed during the second quarter of 2013. There were no borrowings outstanding under these agreements at December 31, 2013 and December 31, 2012, respectively.

Contractual maturities of FHLB borrowings as of December 31, 2013 were as follows:

December 31, 2014	$95,268
December 31, 2015	99,919
December 31, 2016	104,800
December 31, 2017	109,918
December 31, 2018	1,759,529
Thereafter	1,346,146

$3,515,580